T. ROWE PRICE Global Growth Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 5,006 5,916
Total Argentina (Cost
$1,608
)
5,916
AUSTRALIA 1.3%
Common Stocks 1.3%
BHP Group  126,785 4,440
South32  1,188,436 3,814
Worley  373,791 4,103
Total Australia (Cost
$11,314
)
12,357
BELGIUM 0.1%
Common Stocks 0.1%
Umicore  30,856 1,166
Total Belgium (Cost
$913
)
1,166
BRAZIL 0.8%
Common Stocks 0.8%
NU Holdings, Class A (USD) (1) 1,377,627 6,406
Rede D'Or Sao Luiz  181,937 1,144
Total Brazil (Cost
$7,506
)
7,550
CANADA 2.0%
Common Stocks 1.9%
Brookfield (USD)  61,771 2,298
Brookfield Asset Management, Class A (USD) (1) 32,624 1,065
National Bank of Canada  72,786 5,468
Nutrien (USD)  54,080 4,477
Shopify, Class A (USD) (1) 55,517 2,735
Sun Life Financial (USD)  43,735 2,197
18,240
Limited Partnerships 0.1%
Brookfield Renewable Partners (USD)  48,100 1,402
1,402
Total Canada (Cost
$15,228
)
19,642

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.5%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,115 (USD) (1)(2)(3) 554,948 1,127
1,127
Convertible Preferred Stocks 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 4,081
4,081
Total Cayman Islands (Cost
$3,317
)
5,208
CHINA 4.5%
Common Stocks 3.7%
Alibaba Group Holding (HKD) (1) 416,768 5,730
China Resources Mixc Lifestyle Services (HKD)  504,400 2,906
JD Health International (HKD) (1) 239,500 1,989
JD.com, Class A (HKD)  123,648 3,671
Kanzhun, ADR (USD) (1) 125,663 3,052
Kingdee International Software Group (HKD) (1) 982,000 2,143
Li Auto, Class A (HKD) (1) 105,800 1,295
Meituan, Class B (HKD) (1) 123,400 2,759
Tencent Holdings (HKD)  134,000 6,530
Tsingtao Brewery, Class H (HKD)  280,000 2,703
Wuxi Biologics Cayman (HKD) (1) 395,500 3,303
36,081
Common Stocks - China A Shares 0.8%
Glodon, A Shares (CNH)  471,200 4,572
Hundsun Technologies, A Shares (CNH)  320,180 2,246
NARI Technology, A Shares (CNH)  382,172 1,498
8,316
Total China (Cost
$38,267
)
44,397
FINLAND 0.2%
Common Stocks 0.2%
Sampo, Class A  44,707 2,347
Total Finland (Cost
$1,964
)
2,347

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 1.9%
Common Stocks 1.9%
Airbus  45,435 5,696
EssilorLuxottica  18,323 3,362
Eurofins Scientific  76,263 5,470
Schneider Electric  27,109 4,398
Total France (Cost
$14,687
)
18,926
GERMANY 4.1%
Common Stocks 3.4%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 592
Deutsche Telekom  203,015 4,523
Evotec (1) 601,529 11,828
flatexDEGIRO (1)(4) 133,423 1,135
Infineon Technologies  108,305 3,900
Siemens  34,767 5,431
Symrise  37,640 4,002
Zalando (1) 49,134 2,291
33,702
Convertible Preferred Stocks 0.3%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(2)(3) 7,214 2,380
2,380
Preferred Stocks 0.4%
Sartorius  8,750 3,924
3,924
Total Germany (Cost
$35,931
)
40,006
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  399,400 4,516
Total Hong Kong (Cost
$2,964
)
4,516
INDIA 5.5%
Common Stocks 5.0%
Axis Bank  660,903 7,064
Britannia Industries  35,342 1,871
FSN E-Commerce Ventures (1) 965,102 1,623
Godrej Consumer Products (1) 258,425 2,894

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Havells India  187,946 2,727
HDFC Asset Management  45,922 1,068
HDFC Bank  169,742 3,345
HDFC Bank, ADR (USD)  43,054 2,900
Housing Development Finance  116,337 3,754
Kotak Mahindra Bank  278,456 5,926
One 97 Communications (1) 375,568 2,443
Pidilite Industries  96,203 2,688
Reliance Industries  128,581 3,714
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 1,780
United Spirits (1) 384,545 3,625
Voltas  139,513 1,371
Zomato (1) 1,188,002 725
49,518
Convertible Preferred Stocks 0.5%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,343 (1)(2)(3) 1,977 4,288
4,288
Total India (Cost
$45,176
)
53,806
INDONESIA 2.7%
Common Stocks 2.7%
Bank Central Asia  15,804,800 8,969
Kalbe Farma  27,829,500 3,832
Sumber Alfaria Trijaya  74,088,600 14,005
Total Indonesia (Cost
$11,214
)
26,806
ITALY 0.2%
Common Stocks 0.2%
FinecoBank Banca Fineco  66,055 1,186
PRADA (HKD)  198,600 1,270
Total Italy (Cost
$1,963
)
2,456
JAPAN 2.8%
Common Stocks 2.8%
Daiichi Sankyo  247,000 7,757
Daikin Industries  18,900 3,283
Keyence  10,600 4,880
Mitsubishi UFJ Financial Group  358,900 2,629
Nippon Sanso Holdings  101,900 1,662

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Recruit Holdings  59,400 1,910
Shimadzu  76,100 2,339
Sumitomo Metal Mining  85,800 3,484
Total Japan (Cost
$20,599
)
27,944
NETHERLANDS 2.2%
Common Stocks 2.2%
Adyen (1) 3,667 5,544
Argenx, ADR (USD) (1) 11,332 4,332
ASML Holding (USD)  11,767 7,776
Koninklijke DSM  18,609 2,393
Universal Music Group  45,405 1,161
Total Netherlands (Cost
$11,448
)
21,206
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria  179,248 429
Total Nigeria (Cost
$549
)
429
NORWAY 0.3%
Common Stocks 0.3%
Equinor  31,655 965
Norsk Hydro  305,963 2,480
Total Norway (Cost
$3,056
)
3,445
PERU 0.7%
Common Stocks 0.7%
InRetail Peru (USD)  199,057 6,768
Total Peru (Cost
$4,606
)
6,768
PHILIPPINES 3.1%
Common Stocks 3.1%
Ayala Land  5,343,600 2,882
BDO Unibank  5,179,137 11,681
SM Investments  498,086 8,423
Universal Robina  2,977,800 7,523
Total Philippines (Cost
$29,066
)
30,509

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia  252,437 3,455
Total Portugal (Cost
$2,904
)
3,455
SINGAPORE 0.8%
Common Stocks 0.8%
Grab Holdings, Class A (USD) (1) 804,335 3,048
Sea, ADR (USD) (1) 79,852 5,147
Total Singapore (Cost
$9,434
)
8,195
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  7,511 1,452
Total South Africa (Cost
$1,075
)
1,452
SOUTH KOREA 0.7%
Common Stocks 0.7%
Coupang (USD) (1) 205,578 3,472
Samsung Electronics  67,497 3,362
Total South Korea (Cost
$8,276
)
6,834
SPAIN 0.5%
Common Stocks 0.5%
Amadeus IT Group (1) 55,660 3,507
Cellnex Telecom  26,026 1,020
Total Spain (Cost
$4,240
)
4,527
SWEDEN 0.7%
Common Stocks 0.7%
Assa Abloy, Class B  92,732 2,185
Boliden  54,157 2,430
Hexagon, Class B  177,793 2,038
Total Sweden (Cost
$4,678
)
6,653

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.9%
Common Stocks 0.9%
Lonza Group  8,687 4,955
Partners Group Holding  3,680 3,453
Total Switzerland (Cost
$5,874
)
8,408
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing, ADR (USD)  63,212 5,862
Total Taiwan (Cost
$5,643
)
5,862
UNITED KINGDOM 4.3%
Common Stocks 3.9%
Ashtead Group  72,575 4,780
AstraZeneca, ADR (USD)  78,684 5,144
Endava, ADR (USD) (1) 12,124 1,065
Experian  187,077 6,841
Farfetch, Class A (USD) (1)(4) 520,011 3,547
InterContinental Hotels Group  35,623 2,473
London Stock Exchange Group  28,051 2,568
Ocado Group (1) 70,193 562
Oxford Nanopore Technologies (1) 245,141 716
Rentokil Initial  588,821 3,570
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 1,156
Unilever, ADR (USD)  121,938 6,231
38,653
Convertible Preferred Stocks 0.4%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $2,406
(USD) (1)(2)(3) 168,674 1,937
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 1,694
3,631
Total United Kingdom (Cost
$39,175
)
42,284
UNITED STATES 53.8%
Common Stocks 50.2%
Accenture, Class A  7,583 2,116
Agilent Technologies  27,502 4,182
Alnylam Pharmaceuticals (1) 10,419 2,359
Alphabet, Class C (1) 178,522 17,829

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Amazon.com (1) 189,260 19,518
American International Group  61,037 3,859
Amphenol, Class A  53,105 4,236
Apollo Global Management  55,534 3,931
Apple  162,097 23,389
Arista Networks (1) 25,900 3,264
Atlassian, Class A (1) 28,263 4,568
AvalonBay Communities, REIT  26,938 4,780
Bank of America  221,300 7,852
Bill.com Holdings (1) 14,963 1,730
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)(2)
(3) 1,839 1,015
CF Industries Holdings  44,346 3,756
Charles Schwab  173,390 13,424
Cheniere Energy  18,425 2,815
Chipotle Mexican Grill (1) 378 622
Chubb  23,955 5,450
Cigna  14,338 4,540
Cognex  12,619 691
Colgate-Palmolive  29,800 2,221
Confluent, Class A (1) 60,197 1,391
ConocoPhillips  53,983 6,579
Constellation Brands, Class A  20,639 4,778
Coterra Energy  117,951 2,952
Cummins  4,325 1,079
Danaher  17,771 4,698
Darling Ingredients (1) 31,412 2,082
DoorDash, Class A (1) 29,674 1,719
Doximity, Class A (1)(4) 15,564 549
Eli Lilly  19,833 6,826
EOG Resources  37,816 5,001
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,620 (1)(2)(3) 7,370 5,069
Equity LifeStyle Properties, REIT  38,381 2,755
Estee Lauder, Class A  14,010 3,882
Etsy (1) 16,665 2,293
FedEx  16,747 3,247
Fifth Third Bancorp  217,300 7,886
Fiserv (1) 117,032 12,485
General Electric  90,816 7,309
Goldman Sachs Group  7,679 2,809
HashiCorp, Class A (1)(4) 24,751 796
Hess  39,119 5,874
Home Depot  3,371 1,093
Host Hotels & Resorts, REIT  159,746 3,011
Hubbell  27,525 6,301

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
HubSpot (1) 7,689 2,668
Huntington Bancshares  650,423 9,867
IDEX  5,491 1,316
International Paper  67,712 2,832
Intuit  12,817 5,417
Intuitive Surgical (1) 23,428 5,756
JPMorgan Chase  59,474 8,324
KKR  52,594 2,935
Liberty Media-Liberty Formula One, Class C (1) 64,988 4,601
Linde  23,675 7,835
Live Nation Entertainment (1) 29,348 2,362
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 46
Manhattan Associates (1) 25,219 3,288
MarketAxess Holdings  6,019 2,190
Marsh & McLennan  21,198 3,708
Mastercard, Class A  22,301 8,265
McKesson  11,800 4,468
MetLife  35,134 2,565
Microsoft  99,800 24,731
MongoDB (1) 16,590 3,554
Monolithic Power Systems  3,700 1,578
Monster Beverage (1) 37,828 3,937
Morgan Stanley  73,915 7,194
Netflix (1) 16,322 5,776
NVIDIA  24,107 4,710
Packaging Corp. of America  23,558 3,362
Paylocity Holding (1) 9,370 1,952
Peloton Interactive, Class A (1)(4) 123,048 1,591
Reliance Steel & Aluminum  11,026 2,508
Rivian Automotive, Class A (1)(4) 138,980 2,696
ROBLOX, Class A (1) 21,379 796
Roper Technologies  38,297 16,343
Salesforce (1) 33,019 5,546
Sempra Energy  19,890 3,189
ServiceNow (1) 10,067 4,582
Sherwin-Williams  14,557 3,444
Signature Bank  22,257 2,870
Snowflake, Class A (1) 12,531 1,960
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 608
Stryker  16,318 4,142
Synopsys (1) 3,295 1,166
Teledyne Technologies (1) 8,886 3,770
Tesla (1) 50,932 8,822
Thermo Fisher Scientific  10,408 5,936

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Toast, Class A (1)(4) 56,540 1,261
Trade Desk, Class A (1) 10,591 537
Trimble (1) 55,694 3,234
UnitedHealth Group  20,061 10,014
Veeva Systems, Class A (1) 12,959 2,210
Vertex Pharmaceuticals (1) 12,900 4,168
Vulcan Materials  13,159 2,412
Walmart  17,705 2,547
Waste Connections  28,339 3,766
Wells Fargo  182,539 8,556
Weyerhaeuser, REIT  120,731 4,157
Workday, Class A (1) 15,712 2,851
Zoetis  14,542 2,407
493,937
Convertible Preferred Stocks 3.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 49
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 5
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107 (1)
(2)(3) 15,066 904
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 4,708
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 2,870
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 446
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 6,583
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 5,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 639
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163 (1)(2)
(3) 10,605 8,166
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 1,421
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)(2)
(3) 2,283 108
35,376
Total United States (Cost
$404,597
)
529,313
VIETNAM 2.8%
Common Stocks 2.8%
FPT  1,218,040 4,661

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Masan Group  3,223,570 13,946
Military Commercial Joint Stock Bank (1) 5,559,882 4,896
Vietnam Technological & Commercial Joint Stock Bank (1) 2,719,700 3,578
Total Vietnam (Cost
$20,589
)
27,081
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 8,960,414 8,960
Total Short-Term Investments (Cost $8,960) 8,960
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 6,569,580 6,570
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,570
Total Securities Lending Collateral (Cost $6,570) 6,570
Total Investments in Securities 101.1%
(Cost $783,391) $ 994,994
Other Assets Less Liabilities (1.1)% (10,944)
Net Assets 100.0% $ 984,050
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$61,149 and represents 6.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at January 31, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi

T. ROWE PRICE Global Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 7++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 34,259  ¤  ¤ $ 15,530
Total $ 15,530^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,530.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Growth Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2023, totaled $(6,804,000) for the period ended
January 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 563,869 $ 349,120 $ 11,393 $ 924,382
Convertible Preferred Stocks — — 49,756 49,756
Limited Partnerships 1,402 — — 1,402
Preferred Stocks — 3,924 — 3,924
Short-Term Investments 8,960 — — 8,960
Securities Lending Collateral 6,570 — — 6,570
Total $ 580,801 $ 353,044 $ 61,149 $ 994,994
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
1/31/23
Investment in Securities
Common Stocks $ 14,294 $ (2,641) $ — $ (260) $ 11,393
Convertible Preferred Stocks 53,757 (3,990) 260 (271) 49,756
Total $ 68,051 $ (6,631) $ 260 $ (531) $ 61,149

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 11,393 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.4x
– 11.8x
4.6x Increase
Sales growth
rate
17%
- 54%
22% Increase
Enterprise
value to gross
profit multiple
6.5x
– 15.3x
9.3x Increase
Gross profit
growth rate
20%
- 49%
30% Increase
Projected
enterprise
value to sales
multiple
9.7x
– 14.7x
12.2x Increase
Projected
enterprise
value to gross
profit multiple
13.3x
– 18.9x
16.1x Increase
Price-to-
earnings
multiple
7.4x
– 17.5x
12.5x Increase
Dividend yield 4.98% 4.98% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 49,756 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
6.5x
– 15.0x
6.6x Increase
Gross profit
growth rate
23%
- 49%
48% Increase
Enterprise
value to sales
multiple
2.3x
– 11.8x
4.0x Increase
Sales growth
rate
27%
- 100%
48% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Gross
merchandise
value growth
rate
28% 28% Increase
Projected
enterprise
value to sales
multiple
2.2x
– 15.3x
10.0x Increase
Projected
enterprise
value to gross
profit multiple
13.3x
– 18.9x
16.1x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
– 10.5x
9.8x Increase

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
20%
- 30%
22% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F174-054Q1 01/23